Loans Payable – Related Parties	12 Months Ended
Sep. 30, 2024
Loans Payable – Related Parties [Abstract]
LOANS PAYABLE – RELATED PARTIES

NOTE 10 – LOANS PAYABLE – RELATED PARTIES

The Company’s loans payable – related parties consisted of the following:

	September 30,	September 30,
	2024	2023
July 2023 Loan	$-	$75,619
August 2023 Loan	26,442	75,000
September 2023 Loan	-	270,000
Shareholder 2024 Loans	1,353,639	-
March 2024 Loan	291,305	-
March 2024 Facility	429,131	-
July 2024 Loan	1,213,348	-
Total	3,313,865	$420,619
Less: loans payable – related parties, current portion	(2,347,809)	-
Loans payable – related parties, net of current portion	$966,056	$420,619

In July 2023, the Company issued a promissory note in exchange for cash consideration (the “July 2023 Loan”) for GBP 58,000 ($77,623 and $75,619 at September 30, 2024 and 2023, respectively) to a shareholder. The July 2023 Loan bears interest of 5.0% per annum and is due and payable on July 19, 2026. In November 2023, the Company borrowed an additional GBP 4,000 ($5,353 at September 30, 2024) from the same Company officer and director. The July 2023 Loan and related accrued interest was repaid in full in November 2023.

In August 2023, the Company issued a promissory note in exchange for cash consideration (the “August 2023 Loan”) for $75,000 to a shareholder. The August 2023 Loan bears interest of 5.0% per annum and is due and payable on August 15, 2026. In January 2024, $50,000 of the principal of the August 2023 Loan was repaid.

In September 2023, the Company issued a promissory note in exchange for cash consideration (the “September 2023 Loan”) for $270,000 to a Company shareholder. The September 2023 Loan bears interest of 5.0% per annum and is due and payable on September 18, 2026. In December 2023, the outstanding principal and interest of $270,563 due on the September 2023 Loan was settled through the issuance of 8,767 shares of the Company’s common stock (see Note 14). As of September 30, 2024, the September 2023 Loan is repaid in full.

During the year ended September 30, 2024, the Company issued promissory notes in the aggregate principal of $1,105,639 and $248,000 to a shareholder and to an entity managed by that shareholder, respectively, (collectively, the “Shareholder 2024 Loans”), in consideration of cash proceeds in the same amount in the following tranches:

October 2023	$199,000
December 2023	424,000
January 2024	25,000
February 2024	188,000
March 2024	80,000
April 2024	31,000
May 2024	100,000
June 2024	120,500
July 2024	59,000
August 2024	58,000
September 2024	69,139
Total	$1,353,639

The 2024 Shareholder Loans bear interest of 5.0% per annum and each individual loan will be due and payable three years from the date of issuance.

In March 2024, the Company entered into a facility agreement with a shareholder (the “March 2024 Facility”), whereby a Company’s subsidiary can request loans up to an aggregate $500,000 from the shareholder. The proceeds from advances under the March 2024 Facility are restricted to fund working capital and operating expense. Advances drawn under the March 2024 Facility bear interest of 4.0% per month. This loan will be repaid in installments in accordance with the terms of the March 2024 Facility, with the last installment due on July 31, 2024. In April 2024, $11,820, a portion of the March 2024 Facility’s outstanding principal was exchanged for due from affiliates (see Note 17). As of September 30, 2024, the outstanding principal balance and accrued and unpaid interest of the March 2024 Facility was GBP 320,646 and GBP 115,433, respectively ($429,131 and $154,487, respectively), at September 30, 2024.

In March 2024, the Company entered into a loan agreement with a Company shareholder (the “March 2024 Loan”), providing the Company with a loan up to GBP 395,000 ($528,640 at September 30, 2024). The proceeds from advances under the March 2024 Loan are restricted to fund working capital and operating expense. Advances drawn under the March 2024 Loan bear interest at a rate of 10.0% per annum. This March 2024 Loan is unsecured and is due and payable on March 31, 2025. In April 2024, GBP 32,337 ($37,198 at the exchange date), a portion of the March 2024 Loan’s outstanding principal, was exchanged for note receivable – related party (see Note 17). As of September 30, 2024, the outstanding principal balance and accrued and unpaid interest was GBP 217,663 and GBP 10,883, respectively ($291,305 and $14,565, respectively), at September 30, 2024.

In July 2024, a shareholder of the Company made payments on the Company’s behalf to settle an obligation with an affiliate in which the shareholder has a controlling interest. The shareholder entered into an assignment of debt agreement with the affiliate whereby the affiliate assigned its right, title obligation and interest in the obligation by the Company to the shareholder (the “July 2024 Loan”). The July 2024 Loan is noninterest bearing and was due and payable at issuance.

In June 2024, as part of the terms of a note payable entered into, 30.0% of the loans payable with the shareholder of the August 2023 Loan, September 2023 Loan, 2024 Shareholder Loans, and July 2024 Loan was due and payable on demand.

For the year ended September 30, 2024 and 2023, the interest expense related to above loans payable – related parties amounted to $206,733 and $1,776, respectively, and has been reflected as a component of other (expense) income on the accompanying consolidated statements of operations and comprehensive loss.

As of September 30, 2024 and 2023, the related accrued and unpaid interest for above loans was $215,637 and $1,771, respectively, whereby $46,585 and $1,771, respectively, was reflected as interest payable – related parties, net of current portion on the accompanying consolidated balance sheets and $169,052 and $0, respectively, was reflected as interest payable – related parties, current on the accompanying consolidated balance sheets.

The loans payable – related parties mature as follows:

For the Year Ending September 30:
2025	$2,347,809
2026	966,056
$3,313,865